Other Related Party Transactions	12 Months Ended
Dec. 31, 2014
Other Related Party Transactions [Abstract]
Other Related Party Transactions
Note 14. Other Related Party Transactions

A member of the Board of Directors is a principal of a commercial insurance agency that provides all the insurance coverage for the Company. The cost of the insurance was approximately $252,000 in 2014 and $323,000 in 2013. An insurance agency owned by another Board Member provides employee benefits (medical insurance, life insurance, and disability insurance). The cost of these employee benefits totaled $582,000 in 2014 and $539,000 in 2013.